Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Valuation and qualifying accounts

The following table presents the information required by Rule 12-09 of Regulation S-X in regards to valuation and qualifying accounts for each of the periods presented:

Description	Balance at beginning of period	Additions (i)	Deductions (ii)	Translation	Balance at end of period
Year ended December 31, 2014:
Deducted from assets accounts:
Allowance for doubtful accounts	$5,098	$6,567	$(800)	$(1,492)	$9,373
Valuation allowance on deferred tax assets	270,057	76,085	(4,389)	(40,741)	301,012
Reported as liabilities:
Provision for contingencies	14,822	26,360	(25,530)	(3,448)	12,204
Total	$289,977	$109,012	$(30,719)	$(45,681)	$322,589
Year ended December 31, 2013:
Deducted from assets accounts:
Allowance for doubtful accounts	$4,023	$2,687	$(1,473)	$(139)	$5,098
Valuation allowance on deferred tax assets	236,563	43,563	(3,942)	(6,127)	270,057
Reported as liabilities:
Provision for contingencies	20,599	17,273	(19,833)	(3,217)	14,822
Total	$261,185	$63,523	$(25,248)	$(9,483)	$289,977
Year ended December 31, 2012:
Deducted from assets accounts:
Allowance for doubtful accounts	$6,390	$2,065	$(4,682)	$250	$4,023
Valuation allowance on deferred tax assets	223,775	—	(3,378)	16,166	236,563
Reported as liabilities:
Provision for contingencies	65,036	16,355	(57,011)	(3,781)	20,599
Total	$295,201	$18,420	$(65,071)	$12,635	$261,185

(i)	Additions in valuation allowance on deferred tax assets are charged to income tax expense.

Additions in provision for contingencies are explained as follows:

Fiscal year 2014 and 2013 – Relate to the accrual of $26,360 and $17,273, respectively. See Note 17 for details.

Fiscal year 2012 – Relate to the accrual of $15,897 and to certain balance sheet reclassifications amounting to $458. See Note 17 for details.

(ii)	Deductions in valuation allowance on deferred tax assets are charged to income tax expense.

Deductions in provision for contingencies are explained as follows:

Fiscal year 2014 – Correspond to the settlements and reclassifications amounting to $25,413 and $117, respectively, as discussed in Note 17.

Fiscal year 2013 – Correspond to the settlements and reclassifications amounting to $18,876 and $957, respectively, as discussed in Note 17.

Fiscal year 2012 – Correspond to the decrease in the provision as a result of entering into an amnesty program for $28,428, to settlements totaling $27,420 and to reclassifications amounting to $1,163, as discussed in Note 17.